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                                                                                                OMB APPROVAL

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                                                                                                OMB Number: 3235-0582

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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 21384

New River Funds

________________________________________________________________________

(Exact name of registrant as specified in charter)

1881 Grove Avenue, Radford, Virginia 24141

  (Address of principal executive offices)                                 (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

150 Motor Parkway

Hauppauge, NY 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (540) 633-7900

Date of fiscal year end:  August 31

Date of reporting period:  July 1, 2004 - June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.  A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.  SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD: (see attached chart)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2005 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         NEW RIVER FUNDS

By (Signature and Title)*          /S/ Robert Patzig

                                                Robert Patzig, Chief Executive Officer

Date 1/13/06

* Print the name and title of each signing officer under his or her signature.

NEW RIVER FUNDS: NEW RIVER CORE EQUITY FUND								Item 1
Investment Company Act file number: 811- 21384								Exhibit A1
July 1, 2004 - June 30, 2005

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c) CUSIP	(d) Meeting Date	(e) Proposal	(f) Proposal Type (I/S)	(g) Voted	(h) Vote Cast	(I) Mgt Recomm. Vote
ABERCROMBIE & FITCH CO.	ANF	289620	06/15/2005
				DIRECTORS:	Issuer	Yes	For	For
				Russell M. Gertmenian		Yes	For	For
				Archie M. Griffen		Yes	For	For
				Allen A. Tuttle		Yes	For	For
				TO APPROVE THE ABERCROMBIE & FITCH CO. 2005 LONG-TERM INCENTIVE PLAN	Issuer	Yes	For	For
				TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY	Issuer	Yes	For	For
AUTOZONE, INC.	AZO	5333210	12/16/2004
				DIRECTOR	Issuer	Yes	For	For
				Charles M. Elson		Yes	For	For
				Sue E. Gove		Yes	For	For
				Earl G. Graves, Jr.		Yes	For	For
				N. Gerry house		Yes	For	For
				J.R. Hyde, III		Yes	For	For
				Edward S. Lampert		Yes	For	For
				W. Andrew McKenna		Yes	For	For
				William C. Rhodes, III		Yes	For	For
				APPROVAL OF 2005 EXECUTIVE INCENTIVE COMPENSATION PLAN.	Issuer	Yes	For	For
				ACCOUNTANTS.	Issuer
BEST BUY CO., INC.	BBY	8651610	06/23/2005
				DIRECTOR	Issuer	Yes	For	For
				Ronald James		Yes	For	For
				Elliot S. Kaplan		Yes	For	For
				Matthew H. Pual		Yes	For	For
				Richard M. Schulze		Yes	For	For
				Mary A. Tolan		Yes	For	For
				Hatim A. Tyabji		Yes	For	For
				PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.	Issuer	Yes	For	For
TOLL BROTHERS, INC.	TOL	88947810	03/17/2005
				DIRECTOR	Issuer	Yes	For	For
				Robert I. Toll		Yes	For	For
				Bruce E. Toll		Yes	For	For
				Joel H. Rassman		Yes	For	For
				THE APPROVAL OF THE AMENDMENTS TO THE COMPANY S CERTIFICATE OF INCORPORATION.	Issuer	Yes	For	For
				THE APPROVAL OF THE AMENDMENT TO THE TOLL BROTHERS, INC. CASH BONUS PLAN.	Issuer	Yes	For	For
				THE APPROVAL OF THE AMENDMENT TO THE TOLL BROTHERS, INC. EXECUTIVE OFFICER CASH BONUS PLAN.	Issuer	Yes	For	For
				THE APPROVAL OF ERNST & YOUNG LLP AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2005 FISCAL YEAR.	Issuer	Yes	For	For
				STOCKHOLDER PROPOSAL ON STOCK OPTION EXPENSING	Stockholder	Yes	Against	Against
WENDY'S INTERNATIONAL, INC.	WEN	95059010	04/28/2005
				DIRECTOR	Issuer	Yes	For	For
				John T. Schuessler		Yes	For	For
				Kerrii B. Anderson		Yes	For	For
				William E. Kirwan		Yes	For	For
				Ann B. Crane		Yes	For	For
				RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE CURRENT YEAR.	Issuer	Yes	For	For
				APPROVAL OF THE SHAREHOLDER PROPOSAL REGARDING A REPORT ON GENETICALLY ENGINEERED PRODUCTS.	Stockholder	Yes	Against	Against
				APPROVAL OF THE SHAREHOLDER PROPOSAL REGARDING A REPORT ON THE FEASIBILITY OF CONTROLLED-ATMOSPHERE KILLING OF CHICKENS BY SUPPLIERS.	Stockholder	Yes	Against	Against
ELECTRONIC ARTS INC.	ERTS	28551210	07/29/2004
				DIRECTOR	Issuer	No	--	For
				M. Richard Asher		No	--	For
				William J. Byron		No	--	For
				Leonard S. Coleman		No	--	For
				Gary M. Kusin		No	--	For
				Gregory B. Maffel		No	--	For
				Timothy Mott		No	--	For
				Robert W. Pittman		No	--	For
				Lawrence J. Srere		No	--	For
				AMENDMENTS TO THE 2000 EQUITY INCENTIVE PLAN.	Issuer	No	--	For
				AMENDMENT TO THE 2000 EMPLOYEE STOCK PURCHASE PLAN.	Issuer	No	--	For
				AMENDMENT OF THE CERTIFICATE OF INCORPORATION TO CONSOLIDATE COMMON STOCK	Issuer	No	--	For
				AMENDMENT OF THE CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK	Issuer	No	--	For
				RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS.	Issuer	No	--	For
ALCOA INC.	AA	1381710	04/22/2005
				DIRECTOR	Issuer	Yes	For	For
				Joseph T. Gorman		Yes	For	For
				Klaus Kleinfeld		Yes	For	For
				PROPOSAL TO APPROVE THE INDEPENDENT AUDITOR	Issuer	Yes	For	For
E. I. DU PONT DE NEMOURS AND COMPANY	DD	26353410	04/27/2005
				DIRECTOR	Issuer	No	--	For
				Alain J. P. Belda		No	--	For
				Richard H. Brown		No	--	For
				Curtis J. Crawford		No	--	For
				John T. Dillon		No	--	For
				Louisa C. Duemling		No	--	For
				Charles O. Holliday, jr.		No	--	For
				Lois D. Juliber		No	--	For
				Masahisa Naitoh		No	--	For
				William K. Reilly		No	--	For
				H. Rodney Sharp, III		No	--	For
				Charles M. Vest		No	--	For
				ON RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	No	--	For
				ON GOVERNMENT SERVICE	Stockholder	No	--	Against
				ON INTERNATIONAL WORKPLACE STANDARDS	Stockholder	No	--	Against
				ON EXECUTIVE COMPENSATION	Stockholder	No	--	Against
				ON ANIMAL TESTING	Stockholder	No	--	Against
				ON GENETICALLY MODIFIED FOOD	Stockholder	No	--	Against
				ON PERFORMANCE-BASED OPTIONS	Stockholder	No	--	Against
				ON DISCLOSURE OF PFOA COSTS	Stockholder	No	--	Against
GENERAL ELECTRIC COMPANY	GE	36960410	04/27/2005
				DIRECTOR	Issuer	Yes	For	For
				James I. Cash		Yes	For	For
				Sir William M. Castell		Yes	For	For
				Dennis D. Dammerman		Yes	For	For
				Ann M. Fudge		Yes	For	For
				Claudio x. Gonzalez		Yes	For	For
				Jeffrey R. Immelt		Yes	For	For
				Andrea Jung		Yes	For	For
				Alan G. (A.G.) lafley		Yes	For	For
				Ralph S. Larsen		Yes	For	For
				Rochelle B. Lazarus		Yes	For	For
				Sam Nunn		Yes	For	For
				Roger S. Penske		Yes	For	For
				Robert J. Swieringa		Yes	For	For
				Douglas A. Warner		Yes	For	For
				Robert C. Wright		Yes	For	For
				RATIFICATION OF SELECTION OF INDEPENDENT AUDITOR	Issuer	Yes	For	For
				CUMULATIVE VOTING	Stockholder	Yes	Against	Against
				REPORT ON NUCLEAR RISK	Stockholder	Yes	Against	Against
				REPORT ON PCB CLEANUP COSTS	Stockholder	Yes	Against	Against
				CURB OVER-EXTENDED DIRECTORS	Stockholder	Yes	Against	Against
				REPORT ON SUSTAINABILITY	Stockholder	Yes	Against	Against
				DISCLOSE POLITICAL CONTRIBUTIONS	Stockholder	Yes	Against	Against
				ANIMAL TESTING	Stockholder	Yes	Against	Against
MASCO CORPORATION	MAS	57459910	05/10/2005
				DIRECTOR	Issuer	Yes	For	For
				Dennis W. Archer		Yes	For	For
				Verne G. Istock		Yes	For	For
				David L. Johnston		Yes	For	For
				J. Michael Losh		Yes	For	For
				PROPOSAL TO APPROVE THE MASCO CORPORATION 2005 LONG TERM STOCK INCENTIVE PLAN.	Issuer	Yes	For	For
				RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR THE COMPANY FOR THE YEAR 2005.	Issuer	Yes	For	For
TYCO INTERNATIONAL LTD.	TYC	90212410	03/10/2005
				DIRECTOR	Issuer	Yes	For	For
				Dennis C. Blair		Yes	For	For
				Edward D. Breen		Yes	For	For
				George W. Buckley		Yes	For	For
				Brian Duperreault		Yes	For	For
				Bruce S. Gordon		Yes	For	For
				John A. Krol		Yes	For	For
				H. Carl McCall		Yes	For	For
				Mackey J. McDonald		Yes	For	For
				Brendan R. O'Neill		Yes	For	For
				Sandra S. Wijnberg		Yes	For	For
				Jerome B. York		Yes	For	For
				Rajiv L. Gupta		Yes	For	For
				RE-APPOINTMENT OF DELOITTE & TOUCHE LLP		Yes	For	For
				AS TYCO S INDEPENDENT AUDITORS AND AUTHORIZATION FOR THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO SET THE AUDITORS REMUNERATION.	Issuer	Yes	For	For
MANPOWER INC.	MAN	56418H10	04/26/2005
				DIRECTOR	Issuer	No	--	For
				J. Thomas Bouchard		No	--	For
				Rozanne L. Ridgway		No	--	For
				Edward J. Zore		No	--	For
				APPROVAL OF THE INCREASE IN THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE UNDER THE MANPOWER 1990 EMPLOYEE STOCK PURCHASE PLAN.	Issuer	No	--	For
				APPROVAL OF AMENDMENTS TO THE 2003 EQUITY INCENTIVE PLAN OF MANPOWER INC. TO ADD PERFORMANCE-BASED EQUITY INCENTIVE AWARDS AND TO MAKE RELATED CHANGES.	Issuer	No	--	For
ANHEUSER-BUSCH COMPANIES, INC.	BUD	3522910	04/27/2005
				DIRECTOR	Issuer	Yes	For	For
				John E. Jacob		Yes	For	For
				Charles F. Knight		Yes	For	For
				Joyce M. Roché		Yes	For	For
				Henry Hugh Shelton		Yes	For	For
				Patrick T. Stokes		Yes	For	For
				APPROVE THE OFFICER BONUS PLAN, AS AMENDED	Issuer	Yes	For	For
				APPROVE THE 1998 INCENTIVE STOCK PLAN, AS AMENDED	Issuer	Yes	For	For
				APPROVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	Yes	For	For
WAL-MART STORES, INC.	WMT	93114210	06/03/2005
				DIRECTOR	Issuer	Yes	For	For
				James W. Breyer		Yes	For	For
				M. Michele Burns		Yes	For	For
				Douglas N. Daft		Yes	For	For
				David D. Glass		Yes	For	For
				Roland A. Hernandez		Yes	For	For
				John D. Opie		Yes	For	For
				J. Paul Reason		Yes	For	For
				H. Lee Scott, Jr.		Yes	For	For
				Jack C. Shewmaker		Yes	For	For
				Jose H. Villarreal		Yes	For	For
				John T. Walton		Yes	For	For
				S. Robson Walton		Yes	For	For
				Christopher J. Williams		Yes	For	For
				Linda S. Wolf		Yes	For	For
				APPROVAL OF THE WAL-MART STORES, INC. STOCK INCENTIVE PLAN OF 2005, AS AMENDED	Issuer	Yes	For	For
				RATIFICATION OF INDEPENDENT ACCOUNTANTS	Issuer	Yes	For	For
				A SHAREHOLDER PROPOSAL REGARDING AN EXECUTIVE COMPENSATION FRAMEWORK	Stockholder	Yes	For	Against
				A SHAREHOLDER PROPOSAL REGARDING A SUSTAINABILITY REPORT	Stockholder	Yes	For	Against
				A SHAREHOLDER PROPOSAL REGARDING AN EQUITY COMPENSATION REPORT	Stockholder	Yes	For	Against
				A SHAREHOLDER PROPOSAL REGARDING A POLITICAL CONTRIBUTIONS REPORT	Stockholder	Yes	For	Against
				A SHAREHOLDER PROPOSAL REGARDING AN EQUAL EMPLOYMENT OPPORTUNITY REPORT	Stockholder	Yes	For	Against
				A SHAREHOLDER PROPOSAL REGARDING A DIRECTOR ELECTION MAJORITY VOTE STANDARD	Stockholder	Yes	For	Against
				A SHAREHOLDER PROPOSAL REGARDING BOARD INDEPENDENCE	Stockholder	Yes	For	Against
				A SHAREHOLDER PROPOSAL REGARDING PERFORMANCE-VESTING SHARES	Stockholder	Yes	For	Against
WM. WRIGLEY JR. COMPANY	WWY	98252610	03/08/2005
				DIRECTOR	Issuer	Yes	For	For
				John Rau		Yes	For	For
				Richard K. Smucker		Yes	For	For
				William Wrigley, Jr.		Yes	For	For
				TO AMEND ARTICLE FOURTH OF THE COMPANY S SECOND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK AND CLASS B COMMON STOCK.	Issuer	Yes	For	For
				RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS ERNST & YOUNG LLP FOR THE YEAR ENDING 12/31/05.	Issuer	Yes	For	For
				TO VOTE ON A STOCKHOLDER PROPOSAL REGARDING A CHANGE TO THE PROXY CARD.	Stockholder	Yes	Against	Against
CARDINAL HEALTH, INC.	CAH	14149Y10	12/08/2004
				DIRECTOR	Issuer	Yes	For	For
				George H. Conrades		Yes	For	For
				Robert L. Gerbig		Yes	For	For
				Richard C. Notebaert		Yes	For	For
				PROPOSAL TO AMEND THE COMPANY S PERFORMANCE-BASED INCENTIVE COMPENSATION PLAN AND APPROVE THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER SUCH PLAN, AS AMENDED.	Issuer	Yes	For	For
				PROPOSAL FROM A SHAREHOLDER ON ANNUAL ELECTION OF DIRECTORS, IF PRESENTED PROPERLY.	Stockholder	Yes	Against	Against
LABORATORY CORP. OF AMERICA HOLDINGS	LH	50540R40	05/18/2005
				DIRECTOR	Issuer	Yes	For	For
				Thomas P. Mac Mahon		Yes	For	For
				Jean-luc Belingard		Yes	For	For
				Wendy E. Lane		Yes	For	For
				Robert E. Mittelstaedt, Jr.		Yes	For	For
				Arthur H. Rubenstein, MBBCh		Yes	For	For
				Andrew G. Wallace, M.D.		Yes	For	For
				M. Keith Weikel, Ph.D.		Yes	For	For
				RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS LABORATORY CORPORATION OF AMERICA HOLDINGS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2005.	Issuer	Yes	For	For
PFIZER INC.	PFE	71708110	04/28/2005
				DIRECTOR	Issuer	Yes	For	For
				Michael S. Brown		Yes	For	For
				M. Anthony Burns		Yes	For	For
				Robert N. Burt		Yes	For	For
				W. Don Cornwell		Yes	For	For
				William H. Gray III		Yes	For	For
				Constance J. Horner		Yes	For	For
				William R. Howell		Yes	For	For
				Stanley O. Ikenberry		Yes	For	For
				George A. Lorch		Yes	For	For
				Henry A. Mckinnell		Yes	For	For
				Dana G. Mead		Yes	For	For
				Ruth J. Simmons		Yes	For	For
				William C. Steere, Jr.		Yes	For	For
				Jean-Paul Valles		Yes	For	For
				A PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2005.	Issuer	Yes	For	For
				SHAREHOLDER PROPOSAL RELATING TO TERM LIMITS FOR DIRECTORS.	Stockholder	Yes	Against	Against
				SHAREHOLDER PROPOSAL REQUESTING A REPORT ON INCREASING ACCESS TO PFIZER PRODUCTS.	Stockholder	Yes	Against	Against
				SHAREHOLDER PROPOSAL RELATING TO IMPORTATION OF PRESCRIPTION DRUGS.	Stockholder	Yes	Against	Against
				SHAREHOLDER PROPOSAL RELATING TO POLITICAL CONTRIBUTIONS.	Stockholder	Yes	Against	Against
				SHAREHOLDER PROPOSAL RELATING TO PRODUCT AVAILABILITY IN CANADA.	Stockholder	Yes	Against	Against
				SHAREHOLDER PROPOSAL RELATING TO THE SEPARATION OF THE ROLES OF CHAIR AND CEO AND ACCESS TO PHARMACEUTICAL PRODUCTS.	Stockholder	Yes	Against	Against
UNITEDHEALTH GROUP INCORPORATED	UNH	91324P10	05/03/2005
				DIRECTOR	Issuer	Yes	For	For
				Thomas H. Kean		Yes	For	For
				Robert L. Ryan		Yes	For	For
				William G. Spears		Yes	For	For
				Gail R. Wilensky, Ph.D.		Yes	For	For
				RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005.	Issuer	Yes	For	For
				SHAREHOLDER PROPOSAL CONCERNING PERFORMANCE-VESTING SHARES.	Stockholder	Yes	Against	Against
				SHAREHOLDER PROPOSAL CONCERNING PERFORMANCE-BASED OPTIONS.	Stockholder	Yes	Against	Against
THE ALLSTATE CORPORATION	ALL	2000210	05/17/2005
				DIRECTOR	Issuer	Yes	For	For
				F. Duane Ackerman		Yes	For	For
				James G. Andress		Yes	For	For
				Edward A. Brennan		Yes	For	For
				W. James Rarrrell		Yes	For	For
				jack M. GreenBerg		Yes	For	For
				Ronald T. Lemay		Yes	For	For
				Edward M. Liddy		Yes	For	For
				J. Christopher Reyes		Yes	For	For
				H. John Riley, Jr.		Yes	For	For
				Joshua I. Smith		Yes	For	For
				Judith A. Sprieser		Yes	For	For
				Mary Alice Taylor		Yes	For	For
				APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR 2005.	Issuer	Yes	For	For
				PROVIDE CUMULATIVE VOTING FOR BOARD OF DIRECTORS.	Stockholder	Yes	Against	Against
H&R BLOCK, INC.	HRB	9367110	09/08/2004
				DIRECTOR	Issuer	Yes	For	For
				Donna R. Ecton		Yes	For	For
				Louis W. Smith		Yes	For	For
				Rayford Wilkins. Jr.		Yes	For	For
				THE APPROVAL OF AN AMENDMENT TO THE COMPANY S ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK, WITHOUT PAR VALUE, FROM 500,000,000 TO 800,000,000 SHARES.	Issuer	Yes	For	For
				THE APPROVAL OF AN AMENDMENT TO THE 1989 STOCK OPTION PLAN FOR OUTSIDE DIRECTORS TO EXTEND THE PLAN FOR FIVE YEARS, SUCH THAT IT WILL TERMINATE, UNLESS FURTHER EXTENDED, ON DECEMBER 5, 2009.	Issuer	Yes	For	For
				THE APPROVAL OF AMENDMENTS TO THE 1999 STOCK OPTION PLAN FOR SEASONAL EMPLOYEES TO (I) EXTEND THE PLAN FOR TWO	Issuer	Yes	For	For

YEARS, SUCH THAT IT WILL TERMINATE, UNLESS FURTHER EXTENDED, ON DECEMBER 31, 2006 AND (II) INCREASE THE AGGREGATE NUMBER OF SHARES OF COMMON STOCK ISSUABLE UNDER THE PLAN FROM 20,000,000 TO 23,000,000.

					Issuer	Yes	For	For
				RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY S INDEPENDENT ACCOUNTANTS FOR THE YEAR ENDING APRIL 30, 2005.	Issuer	Yes	For	For
CAPITAL ONE FINANCIAL CORPORATION	COF	14040H10	04/28/2005
				DIRECTOR	Issuer	Yes	For	For
				Patrick W. Gross		Yes	For	For
				Ann Fritz Hackett		Yes	For	For
				RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF THE CORPORATION FOR 2005.	Issuer	Yes	For	For
				STOCKHOLDER PROPOSAL: DIRECTOR ELECTION MAJORITY VOTE STANDARD.	Stockholder	Yes	Against	Against
				STOCKHOLDER PROPOSAL: REPORT ON LONG-TERM TARGETS FOR STOCK OPTIONS TO BE HELD BY EXECUTIVES.	Stockholder	Yes	Against	Against
CITIGROUP INC.	C	17296710	04/19/2005
				DIRECTOR	Issuer	No	--	For
				C. Michael Armstrong		No	--	For
				Alain J. P. Belda		No	--	For
				George David		No	--	For
				Kenneth T. Derr		No	--	For
				John M. Deutch		No	--	For
				Roberto Hernandez Ramirez		No	--	For
				Ann Dibble Jordan		No	--	For
				Klaus Kleinfeld		No	--	For
				Dudley C. Mecum		No	--	For
				Anne M. Mulcahy		No	--	For
				Richard D. Parsons		No	--	For
				Charles Prince		No	--	For
				Dr. Judith Rodin		No	--	For
				Robert E. Rubin		No	--	For
				Franklin A. Thomas		No	--	For
				Sanford I. Weill		No	--	For
				Robert B. Willumstad		No	--	For
				The Honorable Gerald R. Ford, Honorary Director*		*appointed by the board and does not stand for election
				PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITIGROUP S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2005.	Issuer	No	--	For
				PROPOSAL TO APPROVE THE AMENDED AND RESTATED CITIGROUP 1999 STOCK INCENTIVE PLAN.	Issuer	No	--	For
				STOCKHOLDER PROPOSAL REQUESTING A CURB ON EXECUTIVE COMPENSATION, NO FUTURE STOCK OPTION GRANTS AND NO RENEWALS OR EXTENSIONS OF OPTION PLANS.	Stockholder	No	--	Against
				STOCKHOLDER PROPOSAL REQUESTING A REPORT ON POLITICAL CONTRIBUTIONS.	Stockholder	No	--	Against
				STOCKHOLDER PROPOSAL REQUESTING THAT THE CHAIRMAN OF THE BOARD HAVE NO MANAGEMENT DUTIES, TITLES OR RESPONSIBILITIES.	Stockholder	No	--	Against
				STOCKHOLDER PROPOSAL REQUESTING THAT CEO COMPENSATION BE LIMITED TO NO MORE THAN 100 TIMES THE AVERAGE COMPENSATION PAID TO THE COMPANY S NON-MANAGERIAL WORKERS UNLESS PRIOR STOCKHOLDER APPROVAL IS GRANTED.	Stockholder	No	--	Against
				STOCKHOLDER PROPOSAL REQUESTING ELECTION OF DIRECTOR NOMINEES BY A MAJORITY OF VOTES CAST.	Stockholder	No	--	Against
				STOCKHOLDER PROPOSAL REQUESTING A BY-LAW AMENDMENT PROHIBITING THE PAYMENT OF NON-DEDUCTIBLE COMPENSATION TO ANY OFFICER UNLESS PRIOR STOCKHOLDER APPROVAL IS GRANTED.	Stockholder	No	--	Against
				STOCKHOLDER PROPOSAL REQUESTING THAT A SIMPLE MAJORITY VOTE APPLY ON EACH ISSUE THAT CAN BE SUBJECT TO A SHAREHOLDER VOTE.	Stockholder	No	--	Against
FRANKLIN RESOURCES, INC.	BEN	35461310	01/25/2005
				DIRECTOR	Issuer	Yes	For	For
				Samuel H. Armacost		Yes	For	For
				Harmon E. Burns		Yes	For	For
				Charles Crocker		Yes	For	For
				Robert D. Joffe		Yes	For	For
				Charles B. Johnson		Yes	For	For
				Rupert H. Johnson, Jr.		Yes	For	For
				Thomas H. Kean		Yes	For	For
				Chutta Ratnathicam		Yes	For	For
				Peter M. Sacerdote		Yes	For	For
				Anne M. Tatlock		Yes	For	For
				Louis E. Woodworth		Yes	For	For
				RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2005.	Issuer	Yes	For	For
				APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE FRANKLIN RESOURCES, INC. 2002 UNIVERSAL STOCK INCENTIVE PLAN.	Issuer	Yes	For	For
				APPROVAL OF THE AMENDMENT OF THE CERTIFICATE OF INCORPORATION, AS AMENDED, TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK AUTHORIZED FOR ISSUANCE.	Issuer	Yes	For	For
ARTHUR J. GALLAGHER & CO.	AJG	36357610	05/17/2005
				DIRECTOR	Issuer	Yes	For	For
				Gary P. Coughlan		Yes	For	For
				Elbert O. Hand		Yes	For	For
				RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR 2005.	Issuer	Yes	For	For
				APPROVAL OF THE ARTHUR J. GALLAGHER & CO. SENIOR MANAGEMENT INCENTIVE PLAN.	Issuer	Yes	For	For
				APPROVAL OF THE ARTHUR J. GALLAGHER & CO. 2005 LONG-TERM INCENTIVE PLAN.	Issuer	Yes	For	For
WASHINGTON MUTUAL, INC.	WM	93932210	04/19/2005
				DIRECTOR	Issuer	Yes	For	For
				Douglas P. Beighle		Yes	For	For
				Anne V. Farrell		Yes	For	For
				Stephen E. Frank		Yes	For	For
				Kerry K. Killinger		Yes	For	For
				Phillip D. Matthews		Yes	For	For
				Michael K. Murphy		Yes	For	For
				Margaret Osmer McQuade		Yes	For	For
				Mary E. Pugh		Yes	For	For
				William G. Reed, Jr.		Yes	For	For
				Elizabeth A. Sanders		Yes	For	For
				William D. Schulte		Yes	For	For
				James H. stever		Yes	For	For
				Willis B. Wood, Jr.		Yes	For	For
				RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY S INDEPENDENT AUDITORS FOR 2005	Issuer	Yes	For	For
FIRST DATA CORPORATION	FDC	31996310	05/11/2005
				DIRECTOR	Issuer	Yes	For	For
				Alison Davis		Yes	For	For
				James D. Robinson III		Yes	For	For
				Bernard L. Schwartz		Yes	For	For
				Arthur F. Weinbach		Yes	For	For
				THE APPROVAL OF AN INCREASE IN THE NUMBER OF SHARES ISSUABLE UNDER THE COMPANY S EMPLOYEE STOCK PURCHASE PLAN BY 6,000,000 SHARES OF THE COMPANY S COMMON STOCK.	Issuer	Yes	For	For
				THE APPROVAL OF AMENDMENTS TO THE COMPANY S SENIOR EXECUTIVE INCENTIVE PLAN.	Issuer	Yes	For	For
				THE RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR 2005.	Issuer	Yes	For	For
				SHAREHOLDER PROPOSAL ON JOB LOSS AND DISLOCATION IMPACT STATEMENT.	Stockholder	Yes	Against	Against
				SHAREHOLDER PROPOSAL ON DIRECTOR LIABILITY.	Stockholder	Yes	Against	Against
FISERV, INC.	FISV	33773810	04/06/2005
				DIRECTOR	Issuer	Yes	For	For
				Donald F. Dillon		Yes	For	For
				Gerald J. Levy		Yes	For	For
				Glenn M. Renwick		Yes	For	For
				TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM OF FISERV, INC. FOR 2005.	Issuer	Yes	For	For
				TO APPROVE THE FISERV, INC. EXECUTIVE INCENTIVE COMPENSATION PLAN, AS AMENDED AND RESTATED.	Issuer	Yes	For	For
				TO APPROVE THE FISERV, INC. STOCK OPTION AND RESTRICTED STOCK PLAN, AS AMENDED AND RESTATED.	Issuer	Yes	For	For
INTEL CORPORATION	INTC	45814010	05/18/2005
				DIRECTOR	Issuer	Yes	For	For
				Craig R. Barrett		Yes	For	For
				Charlene Barshefshy		Yes	For	For
				E. John P. Browne		Yes	For	For
				D. James Guzy		Yes	For	For
				Reed E. Hundt		Yes	For	For
				Paul S. Otellini		Yes	For	For
				David S. Pottruck		Yes	For	For
				Jane E. Shaw		Yes	For	For
				John L. Thornton		Yes	For	For
				David B. Yoffie		Yes	For	For
				RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	Yes	For	For
				APPROVAL OF AMENDMENT AND EXTENSION OF THE 2004 EQUITY INCENTIVE PLAN.	Issuer	Yes	For	For
				APPROVAL OF AMENDMENT AND EXTENSION OF THE EXECUTIVE OFFICER INCENTIVE PLAN.	Issuer	Yes	For	For
INTERNATIONAL BUSINESS MACHINES CORP	IBM	45920010	04/26/2005
				DIRECTOR	Issuer	Yes	For	For
				Cathleen Black		Yes	For	For
				Kenneth I. Chenault		Yes	For	For
				Juergen Dormann		Yes	For	For
				Michael L. Eskew		Yes	For	For
				Carlos Ghosn		Yes	For	For
				Charles F. Knight		Yes	For	For
				Minoru Makihara		Yes	For	For
				Lucio A. Noto		Yes	For	For
				Samuel J. Palmisano		Yes	For	For
				Joan E. Spero		Yes	For	For
				Sidney Taurel		Yes	For	For
				Charles M. Vest		Yes	For	For
				Lorenzo H. Zambrano		Yes	For	For
				RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (PAGE 24)	Issuer	Yes	For	For
				STOCKHOLDER PROPOSAL ON--CUMULATIVE VOTING (PAGE 25)	Stockholder	Yes	Against	Against
				STOCKHOLDER PROPOSAL ON--PENSION AND RETIREMENT MEDICAL (PAGE 25)	Stockholder	Yes	Against	Against
				STOCKHOLDER PROPOSAL ON--EXECUTIVE COMPENSATION (PAGE 27)	Stockholder	Yes	Against	Against
				STOCKHOLDER PROPOSAL ON--EXPENSING STOCK OPTIONS (PAGE 28)	Stockholder	Yes	Against	Against
				STOCKHOLDER PROPOSAL ON--DISCLOSURE OF EXECUTIVE COMPENSATION (PAGE 29)	Stockholder	Yes	Against	Against
				STOCKHOLDER PROPOSAL ON--OFFSHORING (PAGE 30)	Stockholder	Yes	Against	Against
INTUIT INC.	INTU	46120210	12/09/2004
				DIRECTOR	Issuer	Yes	For	For
				Stephen M. Bennett		Yes	For	For
				Christopher W. Brody		Yes	For	For
				William V. Campbell		Yes	For	For
				Scott D. Cook		Yes	For	For
				L. John Doerr		Yes	For	For
				Donna L. Dubinsky		Yes	For	For
				Michael R. hallman		Yes	For	For
				Dennis D. Powell		Yes	For	For
				Stratton D. Sclavos		Yes	For	For
				RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2005.	Issuer	Yes	For	For
				APPROVE OUR 2005 EQUITY INCENTIVE PLAN.	Issuer	Yes	For	For
SANDISK CORPORATION	SNDK	80004C10	05/27/2005
				DIRECTOR	Issuer	Yes	For	For
				Dr. Eli Harari		Yes	For	For
				Irwin Federman		Yes	For	For
				Catherine P. Lego		Yes	For	For
				Michael E. Marks		Yes	For	For
				Dr. James D. Meindl		Yes	For	For
				Alan F. Shugart		Yes	For	For
				TO APPROVE THE IMPLEMENTATION OF THE SANDISK CORPORATION 2005 STOCK INCENTIVE PLAN.	Issuer	Yes	For	For

TO APPROVE THE IMPLEMENTATION OF THE SANDISK CORPORATION 2005 EMPLOYEE STOCK PURCHASE PLAN AND THE SANDISK CORPORATION 2005 INTERNATIONAL EMPLOYEE STOCK PURCHASE PLAN, WHICH WILL SHARE A COMMON SHARE RESERVE OF THE COMPANY S COMMON STOCK.

					Issuer	Yes	For	For
				TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 1, 2006.	Issuer	Yes	For	For
DEVON ENERGY CORPORATION	DVN	25179M10	06/08/2005
				DIRECTOR	Issuer	Yes	For	For
				John A. Hill		Yes	For	For
				William J. Johnson		Yes	For	For
				Robert A. Mosbacher		Yes	For	For
				RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2005	Issuer	Yes	For	For
				ADOPTION OF THE DEVON ENERGY CORPORATION 2005 LONG-TERM INCENTIVE PLAN	Issuer	Yes	For	For
				REVISED DIRECTOR ELECTION VOTE STANDARD		Yes	For	Against
GLOBALSANTAFE CORPORATION	GSF	G3930E10	06/07/2005
				DIRECTOR	Issuer	Yes	For	For
				Richard L. George		Yes	For	For
				Robert E. Rose		Yes	For	For
				Stephen J. Solarz		Yes	For	For
				Nader H. Sultan		Yes	For	For

PROPOSAL TO AMEND THE COMPANY S 2003 LONG-TERM INCENTIVE PLAN TO REDUCE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE UNDER THE PLAN AND INCREASE THE NUMBER OF SUCH SHARES AVAILABLE FOR FULL-VALUE STOCK AWARDS.

					Issuer	Yes	For	For
				PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR THE YEAR ENDING DECEMBER 31, 2005.	Issuer	Yes	For	For
ROYAL DUTCH PETROLEUM COMPANY	RD	78025780	06/28/2005
				ANNUAL ACCOUNTS 2004	Issuer	Yes	For	For
				DECLARATION OF THE TOTAL DIVIDEND FOR THE YEAR 2004	Issuer	Yes	For	For
				DISCHARGE OF THE MANAGING DIRECTORS	Issuer	Yes	For	For
				DISCHARGE OF THE MEMBERS OF THE SUPERVISORY BOARD.	Issuer	Yes	For	For
				APPOINTMENT OF MR. L.R. RICCIARDI AS A MEMBER OF THE SUPERVISORY BOARD	Issuer	Yes	For	For
				AUTHORIZATION FOR THE ACQUISITION OF ORDINARY SHARES	Issuer	Yes	For	For
				CANCELLATION OF THE ORDINARY SHARES HELD BY THE COMPANY.	Issuer	Yes	For	For
				APPROVAL OF THE IMPLEMENTATION AGREEMENT	Issuer	Yes	For	For
				PROPOSAL TO AMEND THE ARTICLES OF ASSOCIATION OF THE COMPANY.	Issuer	Yes	For	For
				APPOINTMENT OF MR A.G. JACOBS AS A NON-EXECUTIVE DIRECTOR.	Issuer	Yes	For	For
				APPOINTMENT OF MS CH. MORIN-POSTEL AS A NON-EXECUTIVE DIRECTOR	Issuer	Yes	For	For
				APPOINTMENT OF MR A.A. LOUDON AS A NON-EXECUTIVE DIRECTOR	Issuer	Yes	For	For
				APPOINTMENT OF MR L.R. RICCIARDI AS A NON-EXECUTIVE DIRECTOR	Issuer	Yes	For	For
				ADOPTION OF THE REMUNERATION POLICY FOR THE BOARD OF DIRECTORS	Issuer	Yes	For	For
				APPROVAL OF AMENDED LONG-TERM INCENTIVE PLAN	Issuer	Yes	For	For
				APPROVAL OF AMENDED RESTRICTED SHARE PLAN	Issuer	Yes	For	For
				APPROVAL OF AMENDED DEFERRED BONUS PLAN	Issuer	Yes	For	For

NEW RIVER FUNDS: NEW RIVER SMALL CAP FUND									Item 1
Investment Company Act file number: 811- 21384									Exhibit A2
July 1, 2004 - June 30, 2005

N-PX Form Requirements
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted?	(h) Vote Cast	(i) For or Against Management
1	AGCO Corp.	AG	001084102	4/21/2005	Director - Herman Cain	Issuer	Y	For	For
					Director - Wolfgang Deml	Issuer	Y	For	For
					Director - David Momot	Issuer	Y	For	For
					Director - Martin Richenhagen	Issuer	Y	For	For
2	Affiliated Managers Grp	AMG	008252108	6/1/2005	Director - Richard Floor	Issuer	Y	For	For
					Director - Sean Healey	Issuer	Y	For	For
					Director - Harold Meyerman	Issuer	Y	For	For
					Director - William Nutt	Issuer	Y	For	For
					Director - Robert Puff	Issuer	Y	For	For
					Director - Rita Rodriguez	Issuer	Y	For	For
					LT Executive Incentive Plan	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
3	America Service Group	ASGR	02364L109	6/15/2005	Director - Michael Catalano	Issuer	Y	For	For
					Director - Richard Wright	Issuer	Y	For	For
					Director - Richard Mastaler	Issuer	Y	For	For
					Director - Michael Gallagher	Issuer	Y	For	For
					Director - Carol Goldberg	Issuer	Y	For	For
					Director - William Eberle	Issuer	Y	For	For
					Director - B.C. Einspruch	Issuer	Y	For	For
4	Andrew Corp.	ANDW	034425108	2/8/2005	Director - T.A. Donahoe	Issuer	Y	For	For
					Director - R.E. Faison	Issuer	Y	For	For
					Director - J.D. Fluno	Issuer	Y	For	For
					Director - W.O. Hunt	Issuer	Y	For	For
					Director - C.R. Nicholas	Issuer	Y	For	For
					Director - R.G. Paul	Issuer	Y	For	For
					Director - G.A.Poch	Issuer	Y	For	For
					Director - A.F.Pollack	Issuer	Y	For	For
					Director - G.O. Toney	Issuer	Y	For	For
					Adopt new mgmt incentive plan	Issuer	Y	For	For
					Adopt new LT incentive plan	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
					Other business as may come	Issuer	Y	For	For
5	Atlantis Plastics Inc.	ATPL	049156102	5/24/2005	Director - Chester Vanatta	Issuer	Y	For	For
					Director - Larry Horner	Issuer	Y	For	For
					Other business as may come	Issuer	Y	For	For
					Chg St. of inc from FL to DE	Issuer	Y	For	For
					Amend stock award plan	Issuer	Y	For	For
6	Caraustar Industries Inc.	CSAR	140909102	5/18/2005	Director - Celeste Bottorff	Issuer	Y	For	For
					Director - Dennis Love	Issuer	Y	For	For
					Director - Eric Zarnikow	Issuer	Y	For	For
					Director - C.H. Greiner, Jr.	Issuer	Y	For	For
					Amend LT equity incentive plan	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
7	Cascade Corp.	CAE	147195101	6/7/2005	Director - Robert Warren	Issuer	Y	For	For
					Director - Henry Wessinger II	Issuer	Y	For	For
					Amend CAE SAR plan	Issuer	Y	For	For
8	Columbia Sportswear	COLM	198516106	5/24/2005	Director - Gertrude Boyle	Issuer	Y	For	For
					Director - Timothy Boyle	Issuer	Y	For	For
					Director - Sarah Bany	Issuer	Y	For	For
					Director - Murrey Albers	Issuer	Y	For	For
					Director - Stephen Babson	Issuer	Y	For	For
					Director - Andy Bryant	Issuer	Y	For	For
					Director - Edward George	Issuer	Y	For	For
					Director - Walter Klenz	Issuer	Y	For	For
					Director - John Stanton	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
9	Darling Intl Inc.	DAR	237266101	5/11/2005	Director - Randall Stuewe	Issuer	Y	For	For
					Director - Thomas Albrecht	Issuer	Y	For	For
					Director - Kevin Flannery	Issuer	Y	For	For
					Director - Frederic Klink	Issuer	Y	For	For
					Director - Charles Macaluso	Issuer	Y	For	For
					Director - Michael Urbut	Issuer	Y	For	For
					Omnibus incentive plan	Issuer	Y	For	For
10	IDEX Corporation	IEX	45167R104	3/22/2005	Director - Bradley Bell	Issuer	Y	For	For
					Director - Gregory Kenny	Issuer	Y	For	For
					Director - Lawrence Kingsley	Issuer	Y	For	For
					Increase common shares outstanding	Issuer	Y	For	For
					Incentive award plan	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
11	Lubrizol Corp.	LZ	549271104	4/25/2005	Director - Peggy Gordon Miller	Issuer	Y	For	For
					Director - Dominic Pileggi	Issuer	Y	For	For
					Stock incentive plan	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
12	Newfield Exploration	NFX	651290108	5/5/2005	Director - David Trice	Issuer	Y	For	For
					Director -David Schaible	Issuer	Y	For	For
					Director - Howard Newman	Issuer	Y	For	For
					Director - Thomas Ricks	Issuer	Y	For	For
					Director - Dennis Hendrix	Issuer	Y	For	For
					Director - C.E. Schultz	Issuer	Y	For	For
					Director - Philip Burguieres	Issuer	Y	For	For
					Director - John Kemp	Issuer	Y	For	For
					Director - Michael Lacey	Issuer	Y	For	For
					Director - Joseph Netherland	Issuer	Y	For	For
					Director - Terry Strange	Issuer	Y	For	For
					Director - Pamela Gardner	Issuer	Y	For	For
					Director - Juanita Romans	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
13	Newport Corp.	NEWP	651824104	5/18/2005	Director - Robert Deuster	Issuer	Y	For	For
					Director - Michael O'Neill	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
14	OGE Energy Corp.	OGE	670837103	5/19/2005	Director - Herbert Champlin	Issuer	Y	For	For
					Director - Linda Lambert	Issuer	Y	For	For
					Director - Ronald White	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
15	Pier 1 Imports Inc.	PIR	720279108	6/30/2005	Director - Marvin Girouard	Issuer	Y	For	For
					Director - James Hoak, Jr.	Issuer	Y	For	For
					Director - Tom Thomas	Issuer	Y	For	For
					Director - John Burgoyne	Issuer	Y	For	For
					Director - Michael Ferrari	Issuer	Y	For	For
					Director - Karen Katz	Issuer	Y	For	For
					Director - Terry London	Issuer	Y	For	For
16	Polaris Industries Inc.	PII	731068102	4/21/2005	Director - Robert Caulk	Issuer	Y	For	For
					Director - William Fruhan, Jr.	Issuer	Y	For	For
					Director - R.M. Schreck	Issuer	Y	For	For
					Director - John Menard, Jr.	Issuer	Y	For	For
					Amend deferred comp plan	Issuer	Y	For	For
					Amend restricted stock plan	Issuer	Y	For	For
					Other business as may come	Issuer	Y	For	For
17	Quanex Corp.	NX	747620102	2/24/2005	Director - Susan Davis	Issuer	Y	For	For
					Director - Russell Flaum	Issuer	Y	For	For
					Other business as may come	Issuer	Y	For	For
18	Smithfield Foods Inc.	SFD	832248108	9/1/2004	Director - Ray Goldberg	Issuer	Y	For	For
					Director - John Schwieters	Issuer	Y	For	For
					Director - Melvin Wright	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
					Reporting of political contributions	Issuer	Y	For	For
					Sustainability report	Issuer	Y	For	For
19	Tractor Supply Co.	TSCO	892356106	4/21/2005	Director - James Wright	Issuer	Y	For	For
					Director - Gerard Jones	Issuer	Y	For	For
					Director - Edna Morris	Issuer	Y	For	For
					Director - Joseph Maxwell	Issuer	Y	For	For
					Director - Joseph Rodgers	Issuer	Y	For	For
					Director - Sam Reed	Issuer	Y	For	For
					Director - Joseph Scarlett	Issuer	Y	For	For
					Director - S.P. Braud	Issuer	Y	For	For
					Director - Cynthia Jamison	Issuer	Y	For	For
					Amend to eliminate classification of directors	Issuer	Y	For	For
					Amend removal of directors	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
20	Trinity Industries Inc.	TRN	896522109	5/9/2005	Director - David Biegler	Issuer	Y	For	For
					Director - Craig Duchossois	Issuer	Y	For	For
					Director - Ronald Gafford	Issuer	Y	For	For
					Director - Barry Galt	Issuer	Y	For	For
					Director - Clifford Grum	Issuer	Y	For	For
					Director - Jess Hay	Issuer	Y	For	For
					Director - Diana Natalicio	Issuer	Y	For	For
					Director - Timothy Wallace	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
21	URS Corporation	URS	903236107	3/22/2005	Director - Jesse Arnelle	Issuer	Y	For	For
					Director - Betsy Bernard	Issuer	Y	For	For
					Director - Richard Blum	Issuer	Y	For	For
					Director - Armen Der Marderosian	Issuer	Y	For	For
					Director - Mickey Foret	Issuer	Y	For	For
					Director - Martin Koffel	Issuer	Y	For	For
					Director - Joseph Ralston	Issuer	Y	For	For
					Director - John Roach	Issuer	Y	For	For
					Director - William Walsh	Issuer	Y	For	For
22	Washington Federal Inc.	WFSL	938824109	1/19/2005	Director - Anna Johnson	Issuer	Y	For	For
					Director - Thomas Kenney	Issuer	Y	For	For
					Director - Charles Richmond	Issuer	Y	For	For
					Increase common shares outstanding	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For

NEW RIVER FUNDS: NEW RIVER CORE FIXED INCOME FUND								Item 1
Investment Company Act file number: 811- 21384								Exhibit A3
July 1, 2004 - August 6, 2004 (termination date)

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c) CUSIP	(d) Meeting Date	(e) Proposal	(f) Proposal Type (I/S)	(g) Voted	(h) Vote Cast	(I) Mgt Recomm. Vote

No equity positions held.